1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

January 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ClearBridge Aggressive Growth Fund, a series of Legg Mason Partners Equity Trust
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated December 27, 2017, to the Prospectus dated December 27, 2017, for ClearBridge Aggressive Growth Fund filed under Rule 497(e) with the Securities and Exchange Commission on December 27, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC
Susan D. Lively, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Dianne E. O’Donnell, Willkie Farr & Gallagher LLP
Juliet M. Han, Willkie Farr & Gallagher LLP

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